Borrowings - Schedule of Detailed Information about Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 62,114	$ 71,920
Unsecured long-term borrowings		62,274	133,564
Short-term borrowings		93,758	140,559
Long-Term Borrowings | Installments Due Within One Year, Convertible Notes
Disclosure of detailed information about borrowings [line items]
Unamortized costs			(68,349)	[1]
Long-Term Borrowings | Installments Due Within One Year, Others
Disclosure of detailed information about borrowings [line items]
Unamortized costs		(7,267)	(7,267)
Long-Term Borrowings | Vehicle Loan
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 127	$ 382
Interest rate, basis		2.5 - 9.5%	2.5 - 9.5%
Maturity		2017-22	2017-22
Long-Term Borrowings | Term Loan #1
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 6,843	$ 12,947
Interest rate, basis		MCLR +3.2% - 4.50%	MCLR +3.2% - 4.50%
Maturity		2019-22	2019-22
Long-Term Borrowings | Term Loan #2
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 509	$ 1,083
Interest rate, basis		BR+2.75%	BR+2.75%
Maturity		2020-21	2020-21
Long-Term Borrowings | Term Loan #3
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			$ 251
Interest rate, basis		10.39% - 13.75%	10.39% - 13.75%
Maturity		2020-23	2020-23
Long-Term Borrowings | Retail Bond
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings		$ 62,274	$ 65,215
Interest rate, basis		6.50%	6.50%
Maturity		2021-22	2021-22
Long-Term Borrowings | Convertible Notes
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings			$ 68,349	[2]
Interest rate, basis		14.23%	14.23%
Maturity		2020-21	2020-21
Long-Term Borrowings | Cumulative Effect of Unamortized Costs
Disclosure of detailed information about borrowings [line items]
Unamortized costs		$ (399)	$ (691)
Long-Term Borrowings | Long-Term Borrowings at Amortized Cost
Disclosure of detailed information about borrowings [line items]
Unamortized costs		(62,114)	(71,920)
Short-Term Borrowings | Installments Due Within One Year on Long-Term Borrowings
Disclosure of detailed information about borrowings [line items]
Short-term unsecured borrowings		7,240	75,616
Short-Term Borrowings | Convertible Notes
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 23,100
Interest rate, basis		9.96%
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 37,755	$ 32,078
Interest rate, basis		MCLR +.40% to 6%	MCLR +.40% to 6%
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft #2
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 3,442	$ 3,533
Interest rate, basis		Base Rate + 0.5% to 1%	Base Rate + 0.5% to 1%
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft #3
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 28,773	$ 26,719
Interest rate, basis		6.01% - 15.25%	6.01% - 15.25%
Short-Term Borrowings | Short-Term Loan #1
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[3]	$ 16,548	$ 70,962
Interest rate, basis		3.25% - 16.45%	3.25% - 16.45%
Short-Term Borrowings | Total Short-Term Borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 116,858	$ 208,908
Short-Term Borrowings | Short-Term Borrowings at Amortized Cost
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		93,758	140,559
Short-Term Borrowings | Short-Term Borrowings at Fair Value
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 23,100	$ 68,349

[1]	Eros International Plc. issued Senior Convertible Notes (SCN or convertible notes) on September 25, 2019 amounting to $27,500 principal amount. The maturity date of convertible is September 26, 2020. The installments will be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.
[2]	Eros International Plc. ("issuer") issued Senior Convertible Notes (SCN or convertible notes) on December 06, 2017 amounting to $122,500 principal amount and option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $3,500 per month for 35 months. The installments can be paid either in cash or can be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.
[3]	Secured by pledge of shares held in the Group's majority owned subsidiary, Eros International Media Limited, India